Annual Total Returns - FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO - FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO - Fidelity Small Cap Growth Fund - Fidelity Small Cap Growth Fund
Sep. 28, 2024
Bar Chart Table:
Annual Return 2014	3.86%
Annual Return 2015	5.79%
Annual Return 2016	10.97%
Annual Return 2017	29.01%
Annual Return 2018	(4.58%)
Annual Return 2019	36.31%
Annual Return 2020	36.41%
Annual Return 2021	10.55%
Annual Return 2022	(25.34%)
Annual Return 2023	19.02%